Financial Income (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Income
Interest income	kr 29,095	kr 3,553	kr 102
Exchange rate differences	1,292	46,642	20,234
Total	kr 30,387	kr 50,195	kr 20,336